As filed with the Securities and Exchange Commission on November 13, 2015

Securities Act File No. 333-169226

Investment Company Act File No. 811-22468

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 28	|X|
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 31	|X|

ASHMORE FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

England

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 011-44-20-3077-6000

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and Address of Agent for Service)

Copies to:

Alexandra Autrey c/o Ashmore Investment Management Limited 61 Aldwych London WC2B 4AE, England	David C. Sullivan, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] On (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates solely to Ashmore Emerging Markets Equity Opportunities Fund (the “New Fund”), a new series of Ashmore Funds (the “Trust”). No information relating to any other series or shares of the Trust is amended or superseded hereby.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of its shares of common stock under the Securities Act of 1933. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

NOTICE

A copy of the Agreement and Declaration of Trust of the registrant (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 28 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 13th day of November, 2015.

By:	/s/ George Grunebaum
Name: George Grunebaum Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed on November 13, 2015 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ George Grunebaum	Trustee, President & Chief Executive Officer	November 13, 2015
George Grunebaum

/s/ Chris Tsutsui	Treasurer and Principal Financial and	November 13, 2015
Chris Tsutsui	Accounting Officer

Yeelong Balladon*	Trustee	November 13, 2015
Yeelong Balladon

Michael Chamberlin*	Trustee	November 13, 2015
Michael Chamberlin

Joseph Grainger*	Trustee	November 13, 2015
Joseph Grainger

Stephen Hicks*	Trustee	November 13, 2015
Stephen Hicks

*By:	/s/ Chris Tsutsui
Chris Tsutsui Attorney-In-Fact

Date: November 13, 2015

Ashmore Funds

Exhibit Index

Exhibit	Exhibit Description
EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase